Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events
Subsequent Events

23. Subsequent events

(1) Investment in Ye Net

In January 2011, the Group increased the equity interest in Ye Net to 80%. As the Group obtained unilateral control of Ye Net in January 2011, it started to consolidate Ye Net's financial statements thereafter.

(2) Transfer of equity interest in Chengdu Seasky

In January 2011, the Group entered into an agreement to transfer 40% equity interest in Chengdu Seasky to an officer of Chengdu Seasky.

(3) Share repurchase program

In March, 2011, the board authorized the Company to repurchase up to US$100.0 million of its own American Depositary Shares ("ADSs") during the period from March 2011 to March 2012. The repurchases will be made from time to time on the open market at prevailing market prices, in negotiated transactions off the market, in block trades or otherwise. The timing and extent of any purchases will depend upon market conditions, the trading price of ADSs and other factors, and subject to the restrictions relating to volume, price and timing under applicable law, including Rule 10b-18 under the Securities Exchange Act of 1934. The Company expects to implement this share repurchase program in a manner consistent with market condition and the interest of the shareholders.

(4) Abridge Technology litigation

On March 17, 2011, a patent infringement lawsuit, entitled Abridge Technology v. Metropcs Communications, Inc. et al., Case No. 11-cv-00180 was filed in the United State District Court for the Eastern District of Texas against thirty parties. PW USA is one of the thirty parties in this case. The plaintiff alleges that these thirty parties infringed four of its patents related to conducting electronic commerce using electronic tokens. The Group believes this case is without merit and intends to vigorously defend it.

(5) Option grants

On March 18, 2011, the Company granted 5,692,200 share options to certain employees of the Company. These shares options are subject to the vesting period as well as certain performance criteria restrictions.

(6) Investment in Beijing Flourish Pictures Co., Ltd. ("Flourish")

In March 2011, the Group entered into an agreement to acquire a majority equity interest in Beijing Flourish Pictures Co., Ltd., or Flourish. Flourish was later renamed as Beijing Hope Century Pictures Co., Ltd., or Hope Century.